Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 312,135	¥ 192,384	¥ 302,700
Weighted-average shares	1,203,452	1,236,897	1,275,166
Effect of dilutive securities
Stock compensation	1,400	1,197	1,153
Weighted-average shares for diluted EPS computation	1,204,852	1,238,094	1,276,319
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 259.37	¥ 155.54	¥ 237.38
Diluted	¥ 259.07	¥ 155.39	¥ 237.17